Risk Management (Details) - Schedule of market risk trading protfolio (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Market Risk Trading Protfolio Abstract
Percentage of RWA	10.00%	10.00%
Percentage of (net income from interest and readjustments + interest rates sensitive commissions)	35.00%	35.00%
Percentage of Regulatory capital	35.00%	35.00%